Financial assets	6 Months Ended
Jun. 30, 2026
Financial assets.
Financial assets

15.Financial assets

Current financial assets relate to term accounts with an initial maturity longer than 3 months but less than 12 months measured at amortized costs.

As per June 30, 2026 the current financial assets consists of $24.6 million term accounts (€21.7 million) which could generate a foreign currency exchange gain or loss in the financial results in accordance with the fluctuations of the USD/EUR exchange rate as the Company’s functional currency is EUR, and €12.0 million. The total amount of term deposits as at June 30, 2026 amounts to €33.7 million.

During the period ended June 30, 2026, the Company entered into USD Deposits and US treasury bills for a total amount of $24.6 million (€21.5 million) and €12.0 million. During the period ended as at June 30, 2026, €18.0 million reached maturity and is subsequently held as cash.

As at December 31, 2025 the current financial assets amounts €18.0 million and consists of EUR current financial assets.